Business combinations - Schedule of The Contingent Consideration was Recognized Within Other Current Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Jan. 01, 2024	Dec. 31, 2023	Jul. 01, 2023	Apr. 28, 2023	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	€ 19,307		€ 117,686			€ 585
Right-of-use assets	€ 581,437		€ 533,952			€ 375,508
CGU Ermenegildo Zegna Korea Co.Ltd.
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		€ 210
Trade receivables		1,560
Inventories		4,518
Intangible assets and property, plant and equipment		1,014
Other current and non-current assets		109
Other current and non-current liabilities		(2,929)
Trade payables and customer advances		(321)
Employee benefits		(931)
Identifiable assets acquired (liabilities assumed)		3,230
Goodwill		8,280
Net assets acquired including goodwill		€ 11,510
CGU Thom Browne Korea Ltd.
Disclosure of detailed information about business combination [line items]
Inventories				€ 1,054
Other current assets				800
Property, plant and equipment				949
Other current liabilities				(123)
Deferred tax liabilities				(72)
Identifiable assets acquired (liabilities assumed)				2,608
Goodwill				23,966
Net assets acquired including goodwill				€ 26,574
Tom Ford International LLC
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents					€ 109,667
Trade receivables					23,329
Inventories					82,694
Right-of-use assets					160,869
Intangible assets and property, plant and equipment					122,770
Other current and non-current assets					70,014
Other current and non-current liabilities					(176,147)
Current and non-current lease liabilities					(160,869)
Current and non-current borrowings					(29,890)
Trade payables and customer advances					(28,942)
Employee benefits					(3,259)
Deferred tax liabilities					(51,163)
Identifiable assets acquired (liabilities assumed)					€ 119,073